LOSS PER SHARE (Tables)	6 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Summary of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the Six Months Ended March 31,
	2021	2022
	RMB	RMB

Numerator:
Net loss attributable to Q&K International Group Limited	(307,974)	(243,224)
Denominator:
Weighted average number of ordinary shares – basic and diluted	1,352,152,052	1,728,612,425

Net loss per share - Basic and diluted	(0.23)	(0.14)